Note 19 - Restructuring Charges, Net (Details) - Restructuring Activities Related to Continuing Operations: (USD $) In Thousands, unless otherwise specified	2 Months Ended			12 Months Ended			26 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring Expenses	$ 143	$ 2,557	$ 1,217	$ 143	$ 1,781	$ 1,592	$ 3,917
Accrued Restructuring Expense Settled With Cash							2,775
Accrued Restructuring Expense Settled Without Cash							(72)
Reserve Balance				1,070	3,600
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Expenses	143	2,557	1,217				3,917
Accrued Restructuring Expense Settled With Cash							2,775
Accrued Restructuring Expense Settled Without Cash							(72)
Reserve Balance				$ 1,070